Updating Summary Prospectus for Existing Investors
May 1, 2025
ProtectiveValues Advantage Variable Annuity	Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202‑0648 Telephone: 1‑800‑456‑6330 www.protective.com
This Updating Summary Prospectus describes the ProtectiveValues Advantage Variable Annuity Contract, a group and individual flexible premium deferred variable and fixed annuity contract (the “Contract”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract. The Contract is a complex investment and involves risks, including potential loss of principal. Withdrawals could result in surrender charges, taxes, and tax penalties.
The Prospectus for the ProtectiveValues Advantage Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1(800) 456-6330 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC staff and is available at Investor.gov.
Protective Life Insurance Company’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT	9

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who has been issued a Contract.
Administrative Office Protective Life Insurance Company, P.O. Box 10648, Birmingham, Alabama 35202-0648 (for Written Notice sent by U.S. postal service) or Protective Life Insurance Company, 2801 Highway 280 South, Birmingham, Alabama 35223 (for Written Notice sent by a nationally recognized overnight delivery service).
Annual Withdrawal Amount or AWA The maximum amount that may be withdrawn from the Contract under a SecurePay rider each Contract Year after the Benefit Election Date without reducing the Benefit Base.
Benefit Election Date The date you choose to start your SecurePay Withdrawals.
Contract  ProtectiveValues Advantage Variable Annuity, a flexible premium, deferred, variable and fixed annuity contract.
Contract Value  Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.
Contract Year Any period of 12 months commencing with the Effective Date or any Contract Anniversary.
Death Benefit The amount we pay to the beneficiary if an Owner dies before the Annuity Commencement Date.
Fund Any investment portfolio in which a corresponding Sub-Account invests.
Investment Option Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Investment Options are the Sub-Accounts of the Variable Account and the Guaranteed Account available in this Contract.
Monthly Anniversary Day The same day each month as the Effective Date, or the last day of any month that does not have the same day as the Effective Date.
Net Amount at Risk The value of the death benefit minus the Contract Value.
Owner The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract.
Purchase Payment The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.
Qualified Contracts Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403,408, 408A or 457 of the Code.
Qualified Plans Retirement plans that receive favorable tax treatment under Sections 401, 403,408, 408A or 457 of the Code.
Rider Issue Date The date a SecurePay rider is issued.
Sub-Account A separate division of the Variable Account.
Variable Account The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Contract.
•
The Invesco V.I. Capital Appreciation Fund changed its name to the Invesco V.I. Discovery Large Cap Fund.

•
The Morgan Stanley VIF Global Real Estate Portfolio was liquidated.

•
On December 31, 2024, Protective Life Insurance Company changed from a Tennessee corporation to a Nebraska corporation. Accordingly, the Variable Account currently operates under the laws and regulation of Nebraska.

•
For updated Fund performance and fee information please see the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	No. The Contract does not include charges for early withdrawals.
Are There Transaction Charges?
Yes. You may be assessed a sales charge on each Purchase Payment, a SecurePay Medical Evaluation fee if you request an increase in the Annual Withdrawal Amount under the SecurePay rider, and a charge for each transfer after the first 12 transfers in a Contract Year. Currently, we do not assess a charge for transfers.
For additional information about transaction charges, see “FEE TABLE -- Transaction Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Are There Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base contract (1)
Contracts Issued On or After 5/1/10	0.88%	0.88%
Contracts Issued From 5/1/09 to 4/30/10	0.83%	0.83%
Contracts Issued on or After 5/1/06 but Before 5/1/09	0.73%	0.73%
Contracts Issued Before 5/1/06	0.62%	0.62%
Investment options (Fund fees and expenses) (2)	0.34%	2.675%
Optional death benefits available for an additional charge
CoverPay Fee (3)
For Contracts Issued On or After 5/1/09:
Maximum Anniversary Value Death Benefit	0.20%	0.20%
For Contracts Issued On or After 7/1/05 But Before 5/1/09:
Maximum Anniversary Value Death Benefit	0.30%	0.30%
Return of Purchase Payments Death Benefit	0.10%	0.10%
For Contracts Issued Before 7/1/05:	N/A	N/A
ValuPay Fee (4)
For Contracts Issued On or After 5/1/09:	N/A	N/A
For Contracts Issued Before 5/1/09:

Annual Fee	Minimum	Maximum
Return of Purchase Payments Death Benefit	Minimum: (age 50 or less) $3.00 ($0.25 per month)	Maximum: (age 95 or more) $227.28 ($18.94 per month)
For Contracts Issued before 7/1/05:
Return of Purchase Payments Death Benefit (5)	0.15%	0.15%
Optional Guaranteed Lifetime Withdrawal Benefit
Monthly SecurePay Fee (6)
SecurePay riders issued on or after 5/1/09:
SecurePay rider at time of Contract Purchase	0.80%	0.95%
SecurePay rider under RightTime option	0.90%	0.95%
SecurePay rider with SecurePay Advantage Benefit at time of Contract Purchase	1.10%	1.40%
SecurePay rider with SecurePay Advantage Benefit under RightTime option	1.20%	1.60%
SecurePay riders issued before 5/1/09:
SecurePay rider at time of Contract Purchase	0.80%	0.95%
SecurePay rider under RightTime option	0.90%	0.95%
SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.10%	1.40%
SecurePay rider with SecurePay R72 Benefit under RightTime option	1.20%	1.60%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Fund assets.

(3)
As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.

(4)
As an annual dollar amount per $1,000 of Net Amount at Risk on each Monthly Anniversary Day, beginning on the 13th Monthly Anniversary Day.

(5)
As an annualized percentage of average Contract Value on each Monthly Anniversary Day.

(6)
As an annualized percentage of the Benefit Base. The SecurePay Fee is paid on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
Lowest Annual Cost: $6,677	Highest Annual Cost: $10,436
Assumes:	Assumes:

•
Investment of  $100,000

•
5% annual appreciation

•
Least expensive combination of Fund fees and expenses

•
No optional benefits

•
No sales charges

•
No additional Purchase Payments, transfers or withdrawals

•
Investment of  $100,000

•
5% annual appreciation

•
Most expensive combination of optional benefits and Fund fees and expenses

•
No sales charges

•
No additional Purchase Payments, transfers, or withdrawals

For additional information about annual charges, see “FEE TABLE — Annual Contract Expenses” and “CHARGES AND DEDUCTIONS” in the Prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in this Contract, including loss of principal.
For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Although you are permitted to take withdrawals or surrender the Contract, federal and state income taxes may apply.
Withdrawals will reduce your Contract Value and death benefit.
The benefits of tax deferral and living benefit protections also mean the Contract is less beneficial to investors with a short time horizon.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “CHARGES AND DEDUCTIONS,” ”FEDERAL TAX MATTERS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.
Each Investment Option (including the Guaranteed Account) has its own unique risks.
You should review the prospectuses for the available Funds and consult with your financial professional before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Guaranteed Account), guarantees, or benefits under the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. Currently, there is no charge when you transfer Contract Value among Investment Options. However, we reserve the right to charge $25 for each transfer after the first 12 transfers in any Contract Year in the future.
We reserve the right to remove or substitute Funds as Investment Options that are available under the Contract. We also reserve the right to restrict the allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of our Fund selection criteria and/or if a Fund has not attracted significant contract owner assets.
For additional information about Investment Options, see “CHARGES AND DEDUCTIONS – Transfer Fee” and “THE COMPANY, VARIABLE ACCOUNT AND FUNDS – Selection of Funds – Addition, Deletion or Substitutions of Investments” in the Prospectus.

RESTRICTIONS
Are There andy Restrictions on Contract Benefits?
Yes. If you select a Guaranteed Lifetime Withdrawal Benefit rider, you must allocate your Purchase Payments and Contract Value in accordance with certain guidelines and restrictions, which will limit or restrict the Investment Options available to you under the Contract. If you fail to allocate your Purchase Payments and Contract Value in accordance with the guidelines and restrictions, the optional benefit rider will terminate. If the optional benefit terminates and you have not made any additional Purchase Payments after termination of the rider, within 30 days you may instruct us to reinstate the rider subject to certain conditions we require. You may not make additional Purchase Payments two years or more after the Rider Issue Date, or on or after the Benefit Election Date, whichever comes first.
If you purchase a Guaranteed Lifetime Withdrawal Benefit rider and your withdrawals from Contract Value exceed the Annual Withdrawal Amount under the rider, your rider benefits may be significantly reduced or eliminated.
If you purchase an optional death benefit, partial surrenders may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
We may stop offering an optional benefit rider at any time.
For additional information about the optional benefits, see “GUARANTEED LIFETIME WITHDRAWAL BENEFITS (“SECUREPAY”) WITH RIGHTTIME OPTION” and “DEATH BENEFIT” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?
You should consult with a qualified tax advisor regarding the federal tax implications of an investment in, payments received under, and other transactions in connection with this Contract.
If you purchase the Contract through a tax-qualified plan or individual retirement arrangement (IRA), you do not get any additional tax deferral. Generally, all earnings on the investments underlying the Contract are tax-deferred until distributed or deemed distributed. A distribution from a non-Qualified Contract, which includes a surrender, withdrawal, payment of a death benefit, or annuity income payments, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% additional tax may also apply if the Owner takes a withdrawal before age 59½. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends.
For additional information about tax implications, see “FEDERAL TAX MATTERS” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
We pay compensation, in the form of commissions, non-cash compensation, and asset-based compensation, to broker-dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to the broker-dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The prospect of receiving, or the receipt of, asset-based compensation may provide broker-dealers and/or their registered representatives with an incentive to recommend initial or continued investment in the Contracts over other variable insurance products (or other investments). You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the Contracts.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

CONFLICTS OF INTEREST
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
For additional information about exchanges, see “TAXATION OF ANNUITIES IN GENERAL – Exchanges of Annuity Contracts” in the Prospectus.

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 2	0.54%	16.41%	8.32%	8.32%	2
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class II - ClearBridge Investments, LLC	1.06%	9.73%	6.35%	7.02%	3
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class II - ClearBridge Investments, LLC	1.05%	4.23%	5.13%	7.66%	3
U.S. Equity	Fidelity® VIP Contrafund® Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.81%	33.45%	16.74%	13.33%	2
U.S. Equity	Fidelity® VIP Equity-Income Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(3)	0.72%	15.06%	9.80%	8.94%	2
Allocation	Fidelity® VIP Freedom Funds - Freedom 2015 Portfolio℠ - Service Class 2(3)	0.68%	6.21%	4.08%	5.11%	2
Allocation	Fidelity® VIP Freedom Funds - Freedom 2020 Portfolio℠ - Service Class 2(3)	0.71%	7.40%	4.89%	5.76%	2
U.S. Equity	Fidelity® VIP Growth Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd(3)	0.81%	30.07%	18.63%	16.34%	3
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 - Geode Capital Management, LLC	0.34%	24.59%	14.12%	12.71%	2
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	1.50%	0.20%	1.68%	1
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.82%	17.18%	11.06%	8.94%	3
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 - Franklin Advisers, Inc.	0.87%	30.44%	13.64%	12.67%	3
Allocation	Franklin Income VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.72%	7.20%	5.29%	5.27%	2
Allocation	Franklin Mutual Shares VIP Fund - Class 2 - Franklin Mutual Advisers, LLC	0.94%	11.27%	5.75%	5.83%	2
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.88%	10.79%	10.30%	10.44%	2
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 - Franklin Mutual Advisers, LLC(1)	0.90%	11.71%	8.36%	8.17%	3
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	1.08%	11.04%	9.75%	9.32%	3

Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 - Franklin Advisers, Inc.	0.78%	1.37%	-0.52%	0.53%	1
International Equity	Goldman Sachs VIT International Equity Insights Fund - Service Class(1)(5)	1.05%	5.80%	5.19%	4.61%	3
U.S. Equity	Goldman Sachs VIT Large Cap Value Fund - Service Class(1)(5)	0.93%	16.74%	9.59%	7.74%	2
U.S. Equity	Goldman Sachs VIT Mid Cap Growth Fund - Service Class(1)(5)	0.98%	20.23%	11.04%	10.20%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Service Class(1)(5)	1.07%	12.12%	9.57%	7.71%	3
U.S. Equity	Goldman Sachs VIT Small Cap Equity Insights Fund - Service Class(1)(3)(5)	1.06%	18.76%	8.73%	8.69%	3
U.S. Equity	Goldman Sachs VIT Strategic Growth Fund - Service Class(1)(5)	0.96%	31.99%	16.47%	14.61%	2
U.S. Equity	Goldman Sachs VIT U.S. Equity Insights Fund - Service Class(1)(3)(5)	0.77%	27.92%	13.91%	11.82%	2
U.S. Equity	Invesco® V.I. American Franchise Fund - Series II(3)	1.10%	34.56%	15.56%	13.88%	3
U.S. Equity	Invesco® V.I. American Value Fund - Series II	1.14%	30.09%	13.40%	8.85%	3
Allocation	Invesco® V.I. Balanced-Risk Allocation Fund - Series II(1)(4)	1.06%	3.56%	2.51%	3.57%	1
U.S. Equity	Invesco® V.I. Comstock Fund - Series II	1.01%	14.87%	11.31%	9.21%	2
U.S. Equity	Invesco® V.I. Discovery Large Cap Fund - Series II (formerly, Invesco® V.I. Capital Appreciation Fund - Series II)(1)	1.05%	33.82%	15.76%	12.97%	3
U.S. Equity	Invesco® V.I. Discovery Mid Cap Growth Fund - Series II	1.10%	23.92%	9.92%	11.29%	3
Allocation	Invesco® V.I. Equity and Income Fund - Series II	0.82%	11.91%	8.12%	7.09%	2
International Equity	Invesco® V.I. EQV International Equity Fund - Series II(3)	1.15%	0.34%	2.97%	4.10%	3
International Equity	Invesco® V.I. Global Fund - Series II	1.06%	15.78%	9.21%	9.58%	3
Taxable Bond	Invesco® V.I. Global Strategic Income Fund - Series II(1)	1.18%	2.79%	-0.43%	1.28%	1
Taxable Bond	Invesco® V.I. Government Securities Fund - Series II	0.95%	1.48%	-0.40%	0.67%	1
U.S. Equity	Invesco® V.I. Growth and Income Fund - Series II	1.00%	15.72%	9.81%	8.53%	2
U.S. Equity	Invesco® V.I. Main Street Fund® - Series II(1)	1.05%	23.39%	11.81%	10.97%	2
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.66%	4.63%	2.11%	1.40%	1
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.99%	6.72%	1.90%	3.73%	1
U.S. Equity	Lord Abbett Series Fund - Dividend Growth Portfolio - Class VC	0.99%	22.14%	12.23%	11.16%	2
U.S. Equity	Lord Abbett Series Fund - Fundamental Equity Portfolio - Class VC(1)	1.08%	16.65%	8.81%	7.91%	2
U.S. Equity	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	0.93%	20.60%	10.37%	9.05%	2
U.S. Equity	Lord Abbett Series Fund - Growth Opportunities Portfolio - Class VC	1.13%	30.61%	7.67%	9.37%	3
U.S. Equity	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	1.14%	14.90%	9.21%	6.83%	3
U.S. Equity	MFS® VIT Growth Series - Service Class(1)(6)	0.97%	31.15%	14.46%	14.82%	2
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class(1)(6)	0.97%	15.98%	12.16%	12.91%	3
U.S. Equity	MFS® VIT Investors Trust Series - Service Class(1)(6)	0.99%	19.22%	11.12%	10.81%	2
U.S. Equity	MFS® VIT New Discovery Series - Service Class(1)(6)	1.12%	6.44%	4.71%	8.92%	3

Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	MFS® VIT Research Series - Service Class(1)(6)	1.01%	18.56%	11.60%	11.38%	3
Taxable Bond	MFS® VIT Total Return Bond Series - Service Class(1)(6)	0.78%	2.33%	0.14%	1.64%	1
Allocation	MFS® VIT Total Return Series - Service Class(1)(6)	0.86%	7.46%	5.89%	6.20%	2
Sector Equity	MFS® VIT Utilities Series - Service Class(1)(6)	1.04%	11.34%	5.61%	6.02%	3
U.S. Equity	MFS® VIT Value Series - Service Class(1)(6)	0.94%	11.35%	7.76%	8.36%	2
Taxable Bond	PIMCO VIT Long-Term U.S. Government Portfolio - Advisor Class	2.675%	-6.10%	-5.02%	-0.82%	1
Taxable Bond	PIMCO VIT Low Duration Portfolio - Advisor Class	0.77%	4.39%	0.98%	1.18%	1
Taxable Bond	PIMCO VIT Real Return Portfolio - Advisor Class	1.17%	2.03%	1.83%	2.05%	1
Taxable Bond	PIMCO VIT Short-Term Portfolio - Advisor Class	0.72%	5.95%	2.66%	2.29%	1
Taxable Bond	PIMCO VIT Total Return Portfolio - Advisor Class	0.89%	2.43%	-0.13%	1.43%	1
U.S. Equity	Royce Capital Micro-Cap Portfolio - Service Class	1.45%	13.28%	10.70%	7.02%	3
U.S. Equity	Royce Capital Small-Cap Portfolio - Service Class	1.38%	3.26%	6.93%	5.38%	3
International Equity	Templeton Foreign VIP Fund - Class 2 - Templeton Investment Counsel, LLC(1)	1.06%	-1.00%	2.60%	2.38%	3
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 - Franklin Advisers, Inc.(1)	0.75%	-11.37%	-4.85%	-2.03%	1
International Equity	Templeton Growth VIP Fund - Class 2 - Templeton Global Advisors Limited; Templeton Asset Management Ltd.(1)	1.12%	5.40%	4.60%	4.08%	3

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)
If you have purchased a SecurePay rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the three Investment Categories during the accumulation phase in order for you to remain eligible for benefits under the SecurePay rider (unless you are fully invested in a Benefit Allocation Model Portfolio). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “GUARANTEED LIFETIME WITHDRAWAL BENEFIT (“SECUREPAY”) WITH RIGHTTIME OPTION, Allocation Guidelines and Restrictions” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	35%	100%
2	0%	65%
3	0%	30%

(3)
Not available for Contracts purchased on or after November 2, 2009.

(4)
Not available for Contracts purchased on or after May 1, 2011.

(5)
Sub-Accounts investing in Institutional Class shares of the Funds of the Goldman Sachs Variable Insurance Trust are only available to Contracts issued before May 1, 2008. Service Class shares of the Funds are available to Contracts issued on or after May 1, 2008.

(6)
Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.

This Updating Summary Prospectus incorporates by reference the Values Advantage Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000028511